Contents of Significant Accounts - Long-Term Loans - Additional Information (Detail)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)
Unsecured syndicated loans from bank of Taiwan and 7 others [member]
Disclosure of detailed information about borrowings [line items]
Endorsement		$ 748,000,000		$ 1,247,000,000
Unsecured syndicated loans from bank of Taiwan and 7 others [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Endorsement		2,448,000,000		1,700,000,000
Secured syndicated loans from China development bank [member]
Disclosure of detailed information about borrowings [line items]
Endorsement		14,766,000,000		9,093,000,000
Secured syndicated loans from China development bank [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement		4,219,000,000		6,063,000,000
Secured syndicated loans from China development bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Endorsement	$ 503,000,000		$ 310,000,000
Secured syndicated loans from China development bank [member] | Top of range [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement		$ 9,021,000,000		$ 8,744,000,000